Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Unweighted ECL for all collective provisioned clients in upside scenario	€ 2,938
Unweighted ECL for all collective provisioned clients in baseline scenario	3,232
Unweighted ECL for all collective provisioned clients in down scenario	3,993
Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	6,101	€ 6,049
Total reportable collective provisions | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	3,168	2,975
ECL from individually assessed impairments | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	2,750	2,871
ECL from management adjustments | Accumulated impairments
Disclosure of financial assets [line items]
Financial assets	183	€ 203
Excluding all managment adjustments
Disclosure of financial assets [line items]
Total model ECL	€ 3,326